Contingencies (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 05, 2016	Feb. 12, 2016	Aug. 05, 2015	Aug. 05, 2014	Jun. 30, 2016	May 31, 2016	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Feb. 16, 2016	Aug. 12, 2014
Loss Contingencies [Line Items]
Litigation settlement, received (paid)								$ 20,359
Proskauer Action [Member]
Loss Contingencies [Line Items]
Litigation settlement amount			$ 3,000
Litigation recovery percentage expected to be disbursed to the class action plaintiffs								15.00%
Litigation settlement, received (paid)								$ (2,136)
Litigation settlement, effective date									February 12, 2016
Proskauer Action [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Litigation settlement, expense									$ 14,250
Independent Registered Public Accounting Firm [Member]
Loss Contingencies [Line Items]
Estimated settlement to plaintiffs											$ 1,750
Former Officers and Directors [Member]
Loss Contingencies [Line Items]
Estimated settlement to plaintiffs											10,500
Former Underwriters [Member]
Loss Contingencies [Line Items]
Estimated settlement to plaintiffs											$ 4,000
Subsequent Event [Member] | Common Class B [Member] | Scenario, Plan [Member]
Loss Contingencies [Line Items]
Cash distribution										$ 80
Subsequent Event [Member] | Proskauer Action [Member]
Loss Contingencies [Line Items]
Litigation recovery percentage expected to be disbursed to the class action plaintiffs	15.00%						10.00%	15.00%
Litigation settlement, received (paid)	$ (2,136)
Subsequent Event [Member] | Proskauer Action [Member] | Scenario, Plan [Member]
Loss Contingencies [Line Items]
Reorganization items		$ 18,150
Equity Plan [Member]
Loss Contingencies [Line Items]
Litigation settlement amount				$ 7,000
Litigation settlement, effective date									August 5, 2014
Equity Plan [Member] | SEC Investigation [Member]
Loss Contingencies [Line Items]
Litigation reserve							$ 5,000	$ 5,000	$ 5,000
Equity Plan [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation recovery percentage expected to be disbursed to the class action plaintiffs								15.00%
Equity Plan [Member] | Subsequent Event [Member] | Final Order [Member]
Loss Contingencies [Line Items]
Litigation settlement amount	$ (5,000)
Class B Warrant [Member] | Proskauer Action [Member] | Common Class B [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Litigation recovery percentage expected to be disbursed to the class action plaintiffs						10.00%
Reorganization items					$ 86	$ 1,423